Share-Based Compensation - Summary Of Stock Option, And Share Appreciation Rights (Details) - USD ($) $ / shares in Units, $ in Millions	6 Months Ended	12 Months Ended
	Sep. 30, 2024	Mar. 31, 2024
Common Class A | Restricted Stock And Restricted Stock Unit
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Outstanding, weighted average grant-date fair value (in USD per share), beginning balance	$ 9.27	$ 10.95
Weighted- Average Grant- Date Fair Value Granted		8.87
Weighted- Average Grant- Date Fair Value Vested		10.89
Weighted- Average Grant- Date Fair Value Forfeited		0
Outstanding, weighted average grant-date fair value (in USD per share), ending balance		$ 9.27
Common Class A | Two Thousand And Nineteen Lions Gate Plan | Stock Option And Share Appreciation Rights
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Outstanding, beginning balance (in shares)	2,400,000	4,300,000
Forfeited or expired (in shares)		(1,900,000)
Outstanding, ending balance (in shares)		2,400,000
Number of Shares, Vested or expected to vest		2,400,000
Number of Shares, Exercisable		2,400,000
Outstanding, beginning balance (in USD per share)	$ 22.96	$ 26.35
Options exercised, weighted average exercise price (in USD per share)		7.7
Forfeited or expired, weighted average exercise price (in USD per share)		30.81
Outstanding, ending balance (in USD per share)		22.96
Weighted- Average Exercise Price Vested or expected to vest		22.96
Weighted- Average Exercise Price Exercisable Exercised Forfeited or expired		$ 22.96
Weighted- Average Remaining Contractual Term Ending		2 years 6 months 3 days
Weighted- Average Remaining Contractual Term Vested or expected to vest		2 years 6 months 3 days
Weighted- Average Remaining Contractual Term		2 years 6 months 3 days
Aggregate Intrinsic Value Ending		$ 0.1
Aggregate Intrinsic Value Vested or expected to vest		0.1
Aggregate Intrinsic Value Exercisable		$ 0.1
Common Class B | Restricted Stock And Restricted Stock Unit
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Outstanding, weighted average grant-date fair value (in USD per share), beginning balance	$ 8.93	$ 9.9
Weighted- Average Grant- Date Fair Value Granted		8.22
Weighted- Average Grant- Date Fair Value Vested		9.37
Weighted- Average Grant- Date Fair Value Forfeited		8.64
Outstanding, weighted average grant-date fair value (in USD per share), ending balance		$ 8.93
Common Class B | Two Thousand And Nineteen Lions Gate Plan | Stock Option And Share Appreciation Rights
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Outstanding, beginning balance (in shares)	17,100,000	19,000,000
Granted (in shares)		300,000
Options exercised (in shares)		(100,000)
Forfeited or expired (in shares)		(2,100,000)
Outstanding, ending balance (in shares)		17,100,000
Number of Shares, Vested or expected to vest		17,000,000
Number of Shares, Exercisable		16,400,000
Outstanding, beginning balance (in USD per share)	$ 13.92	$ 15.5
Granted, weighted average exercise price (in USD per share)		8.88
Options exercised, weighted average exercise price (in USD per share)		7.11
Forfeited or expired, weighted average exercise price (in USD per share)		27.72
Outstanding, ending balance (in USD per share)		13.92
Weighted- Average Exercise Price Vested or expected to vest		13.94
Weighted- Average Exercise Price Exercisable Exercised Forfeited or expired		$ 14.16
Weighted- Average Remaining Contractual Term Ending		5 years 1 month 13 days
Weighted- Average Remaining Contractual Term Vested or expected to vest		5 years 1 month 9 days
Weighted- Average Remaining Contractual Term		4 years 11 months 15 days
Aggregate Intrinsic Value Ending		$ 5.9
Aggregate Intrinsic Value Vested or expected to vest		5.9
Aggregate Intrinsic Value Exercisable		$ 5.6
Common Class B | Starz Business of Lions Gate Entertainment Corp | Restricted Stock And Restricted Stock Unit
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Outstanding, weighted average grant-date fair value (in USD per share), beginning balance	$ 8.62	$ 9.46
Weighted- Average Grant- Date Fair Value Granted		8.16
Weighted- Average Grant- Date Fair Value Vested		9.23
Weighted- Average Grant- Date Fair Value Forfeited		8.49
Outstanding, weighted average grant-date fair value (in USD per share), ending balance		$ 8.62
Class B Non Voting Shares | Starz Business of Lions Gate Entertainment Corp | Two Thousand And Nineteen Lions Gate Plan | Stock Option And Share Appreciation Rights
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Outstanding, beginning balance (in shares)	1.3	1.5
Granted (in shares)	0
Options exercised (in shares)	0
Forfeited or expired (in shares)	0	(0.2)
Outstanding, ending balance (in shares)	1.3	1.3
Number of Shares, Vested or expected to vest		1.3
Number of Shares, Exercisable		1.3
Outstanding, beginning balance (in USD per share)	$ 11.14	$ 11.89
Granted, weighted average exercise price (in USD per share)	0
Options exercised, weighted average exercise price (in USD per share)	6.49	7.13
Forfeited or expired, weighted average exercise price (in USD per share)	11.99	15.56
Outstanding, ending balance (in USD per share)	$ 11.3	11.14
Weighted- Average Exercise Price Vested or expected to vest		11.14
Weighted- Average Exercise Price Exercisable Exercised Forfeited or expired		$ 11.14
Weighted- Average Remaining Contractual Term Ending		4 years 9 months 10 days
Weighted- Average Remaining Contractual Term Vested or expected to vest		4 years 9 months 10 days
Weighted- Average Remaining Contractual Term		4 years 9 months 10 days
Aggregate Intrinsic Value Ending		$ 0.4
Aggregate Intrinsic Value Vested or expected to vest		0.4
Aggregate Intrinsic Value Exercisable		$ 0.4
Class B Non Voting Shares | Starz Business of Lions Gate Entertainment Corp | Two Thousand And Nineteen Lions Gate Plan | Restricted Stock And Restricted Stock Unit
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Outstanding, beginning balance (in shares)	3.4
Granted (in shares)	2.2
Options exercised (in shares)	(2.2)
Forfeited or expired (in shares)	(0.1)
Outstanding, ending balance (in shares)	3.3	3.4
Outstanding, weighted average grant-date fair value (in USD per share), beginning balance	$ 8.62
Weighted- Average Grant- Date Fair Value Granted	8
Weighted- Average Grant- Date Fair Value Vested	8.69
Weighted- Average Grant- Date Fair Value Forfeited	8.23
Outstanding, weighted average grant-date fair value (in USD per share), ending balance	$ 8.16	$ 8.62